Filed pursuant to 497(e)

File Nos. 033-68666 and 811-08004

AMG FUNDS IV

AMG River Road Dividend All Cap Value Fund

AMG River Road Dividend All Cap Value Fund II

Supplement dated April 18, 2018 to the Prospectus and Statement of Additional Information,

each dated March 1, 2018

The following information supplements and supersedes any information to the contrary relating to AMG River Road Dividend All Cap Value Fund and AMG River Road Dividend All Cap Value Fund II (each, a “Fund” and collectively, the “Funds”), each a series of AMG Funds IV (the “Trust”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated as noted above.

Effective immediately, Andrew R. McIntosh, CFA serves as a portfolio manager of each Fund. Henry W. Sanders, III, CFA, Thomas S. Forsha, CFA, James C. Shircliff, CFA, and Andrew R. McIntosh, CFA are jointly and primarily responsible for the day-to-day management of each Fund. Accordingly, all references in the Prospectus and SAI to the portfolio managers of the Funds shall refer to Messrs. Sanders, Forsha, Shircliff and McIntosh.

In addition, effective immediately, the Prospectus is hereby revised as follows:

The section under “Summary of the Funds – AMG River Road Dividend All Cap Value Fund” titled “Portfolio Management – Portfolio Managers” on page 49 is hereby deleted and replaced with the following:

Portfolio Managers

Henry W. Sanders, III, CFA

Executive Vice President of River Road;

Lead Portfolio Manager of the Fund since 06/2005.

Thomas S. Forsha, CFA

Co-Chief Investment Officer of River Road;

Portfolio Manager of the Fund since 06/2007.

James C. Shircliff, CFA

Chief Investment Officer of River Road;

Portfolio Manager of the Fund since 06/2005.

Andrew R. McIntosh, CFA

Associate Portfolio Manager of River Road;

Portfolio Manager of the Fund since 04/2018.

The section under “Summary of the Funds – AMG River Road Dividend All Cap Value Fund II” titled “Portfolio Management – Portfolio Managers” on page 53 is hereby deleted and replaced with the following:

Portfolio Managers

Henry W. Sanders, III, CFA

Executive Vice President of River Road;

Lead Portfolio Manager of the Fund since 06/2012.

Thomas S. Forsha, CFA

Co-Chief Investment Officer of River Road;

Portfolio Manager of the Fund since 06/2012.

ST485

James C. Shircliff, CFA

Chief Investment Officer of River Road;

Portfolio Manager of the Fund since 06/2012.

Andrew R. McIntosh, CFA

Associate Portfolio Manager of River Road;

Portfolio Manager of the Fund since 04/2018.

The information relating to the Funds in the section under “Additional Information About the Funds – Fund Management” titled “Portfolio Management” on page 132 is hereby revised to add the following at the end of the table regarding the Funds’ portfolio managers:

Andrew R. McIntosh, CFA	Mr. McIntosh serves as Associate Portfolio Manager for River Road’s Dividend All-Cap Value Portfolios. In this capacity, he continues to maintain select analyst responsibilities. Prior to joining River Road in 2011, Mr. McIntosh served as Structured Finance Analyst on a portfolio of subprime and second lien securities at AEGON USA Investment Management LLC. Mr. McIntosh graduated from the University of Iowa with a B.B.A. in Finance. He earned the Chartered Financial Analyst® designation in 2006 and is a member of the CFA Institute. Additionally, he is a past president of the CFA Society Louisville.

In addition, effective immediately, the SAI is hereby revised as follows:

In the section “Management of the Funds – Portfolio Managers of the Funds – AMG River Road Dividend All Cap Value Fund, AMG River Road Dividend All Cap Value Fund II, AMG River Road Focused Absolute Value Fund, AMG River Road Long-Short Fund, AMG River Road Small-Mid Cap Value Fund and AMG River Road Small Cap Value Fund – River Road Asset Management, LLC (“River Road”) – Other Accounts Managed by the Portfolio Managers” on page 135, the following information will be added for Mr. McIntosh with respect to the Funds, which is as of March 31, 2018:

Portfolio Manager: Andrew R. McIntosh, CFA

Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	1	$460	None	$0
Other Pooled Investment Vehicles	11	$1,345	None	$0
Other Accounts	63	$492	None	$0

In the section “Management of the Funds – Portfolio Managers of the Funds – AMG River Road Dividend All Cap Value Fund, AMG River Road Dividend All Cap Value Fund II, AMG River Road Focused Absolute Value Fund, AMG River Road Long-Short Fund, AMG River Road Small-Mid Cap Value Fund and AMG River Road Small Cap Value Fund – River Road Asset Management, LLC (“River Road”) – Portfolio Managers’ Ownership of Fund Shares” on page 138, the following information will be added for Mr. McIntosh with respect to the Funds, which is as of March 31, 2018:

All Cap Value Fund

Mr. McIntosh: $50,000 - $100,000

All Cap Value Fund II

Mr. McIntosh: None

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE